SUBSEQUENT EVENTS TO DECEMBER 31, 2019 - Notes Global Program (Details) $ in Thousands	Feb. 04, 2020 USD ($) installment	Jan. 31, 2020 ARS ($)	Jul. 11, 2019 USD ($) installment	Jun. 07, 2019 USD ($)	May 29, 2019 USD ($) installment	Jan. 23, 2020 USD ($)	Jan. 23, 2020 ARS ($)	Jan. 22, 2020 ARS ($)	Dec. 31, 2019 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Notional amount					$ 300,000				$ 289,676,000
Term Notes | Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Amount borrowed		$ 4,374,000,000
Debt issuance expenses		23,000,000
Series II | Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Notional amount							$ 5,000,000,000	$ 1,500,000,000
Series III | Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Notional amount		$ 3,196,524,154
Percentage of loan settlement on maturity		100.00%
Series III | Entering into significant commitments or contingent liabilities | BADLAR
Disclosure of non-adjusting events after reporting period [line items]
Borrowing interest rate		4.75%
Series IV | Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Notional amount		$ 1,200,229,180
Percentage of loan settlement on maturity		100.00%
Series IV | Entering into significant commitments or contingent liabilities | BADLAR
Disclosure of non-adjusting events after reporting period [line items]
Borrowing interest rate		5.25%
IDB Loan
Disclosure of non-adjusting events after reporting period [line items]
Notional amount			$ 25,000
Half-yearly installments | installment			6		10
Amount borrowed			$ 24,550	$ 74,150
IDB Loan | Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	$ 125,000
Amount borrowed	123,400
Debt issuance expenses	1,600
IDB Loan Maturing on November 15, 2023 | Entering into significant commitments or contingent liabilities | Tranche One
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	$ 50,000
Half-yearly installments | installment	8
IDB Loan Maturing on November 15, 2023 | Entering into significant commitments or contingent liabilities | LIBOR | Tranche One
Disclosure of non-adjusting events after reporting period [line items]
Borrowing interest rate	4.60%
IDB Loan Maturing on November 15, 2022 | LIBOR | Maximum | Tranche One
Disclosure of non-adjusting events after reporting period [line items]
Borrowing interest rate	7.75%
IDB Loan Maturing on November 15, 2022 | Entering into significant commitments or contingent liabilities | Tranche One
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	$ 75,000
Half-yearly installments | installment	6
IDB Loan Maturing on November 15, 2022 | Entering into significant commitments or contingent liabilities | LIBOR | Tranche One
Disclosure of non-adjusting events after reporting period [line items]
Borrowing interest rate	7.00%
Telecom Argentina | Term Notes | Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Notional amount						$ 3,000,000